Note 10 - Premises and Equipment - Summary of Premises and Equipment (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Premises and equipment, gross	$ 26,434	$ 24,372
Accumulated depreciation	(16,799)	(16,146)
	9,635	8,226
Land [Member]
Premises and equipment, gross	2,621	2,021
Building and Building Improvements [Member]
Premises and equipment, gross	10,878	9,844
Furniture and Fixtures [Member]
Premises and equipment, gross	$ 12,935	$ 12,507